Loss on Foreign Currency Exchange	12 Months Ended
Mar. 31, 2022
Loss on Foreign Currency Exchange [Abstract]
Loss on foreign currency exchange

15. Loss on foreign currency exchange

Loss on foreign currency exchange consists of the following:

	Year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(In million)
Unrealized loss/ (gain) on foreign currency loans	258	(12)	1	0.0
Realized (gain) loss on foreign currency loans	18	13	-	-
Realized loss/ (gain) on derivative instruments	109	(1)	(4,886)	(64.4)
Other loss on foreign currency exchange	127	7	4,852	64.0
Total	512	7	(33)	(0.4)